DEFERRED FINANCING COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DEFERRED FINANCING COSTS [Abstract]
Deferred financing costs	$ 650	$ 650
Less: accumulated amortization	527	202
Deferred financing costs, net	123	448
Amortization expense	$ 325	$ 202